Income Tax Expense	12 Months Ended
Dec. 31, 2020
Income Tax Expense
Income Tax Expense

Note 13 Income Tax Expense

	Year Ended December 31,
	2020	2019
Current income taxes	(1,035)	(77)
Deferred tax	675	—
Income tax expense recognized in the consolidated statements of income	(360)	(77)

	Year Ended December 31,
	2020	2019
Reconciliation of effective tax rate
Accounting loss before income tax	(436,151)	(32,501)
Tax in accordance with applicable tax rate in Sweden 21,4% (21,4%)	93,336	6,955

Tax effect of:
Effect of other tax rates for foreign subsidiaries	680	2
Tax attributable to non-deductible tax losses carried forward and unrecognized deferred tax assets	(91,725)	(6,316)
Non-deductible expenses	(2,652)	(782)
Non-taxable income	1	64
Income tax expense recognized in the consolidated statements of income	(360)	(77)

At the effective income tax rate	0%	—%

The Group has costs attributable to new share issue amounted to SEK 97,686 and SEK 10,915 for the year ended December 31, 2020 and 2019, respectively, which are recognized directly against equity. These costs are deductible for tax purposes.

The Group has SEK 2,704,803 and SEK 578,117 of tax losses carried forward for which deferred tax assets have not been recognized in the statement of financial position as of December 31, 2020, and 2019, respectively, except for such circumstances where there are future temporary differences that such losses can be used to offset. The tax losses carried forward are allocated between Sweden of SEK 1,085,430, France of SEK 995,093 and Switzerland of SEK 624,280, where the tax losses carried forward in Sweden and France may be carried forward indefinitely, but in Switzerland there is a time limit of seven years. Deferred tax assets will be recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized, or to the extent that there are temporary differences which these can be utilized to offset.